Supplemental Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (loss) on foreign exchange differences		$ (4)	$ 9
Net investment in U.S. dollar functional currency	1,700
F/X result on net investment hedge instruments	68	26
Cash balance	670	617
Dividend distribution	48	40	67
Income taxes receivable current	7	3
Portion of finished goods stored at customer locations	22	20
Allowance for obsolescence	63	61
Property, Plant and Equipment Gross	2,090	2,103
Property and equipment, capital leases	62	77
Accumulated depreciation on capital leases	55	65
Purchase of non-controlling interest shares	12
Maximum [Member]
Gain (loss) on foreign exchange differences	1
USD notes [Member] | Net investment hedge [Member]
F/X result on net investment hedge instruments	68	26	(203)
Current Estimate [Member]
Estimated useful life of machinery and equipment	Ten years
Previous Estimate [Member]
Estimated useful life of machinery and equipment		Five to seven years
Jilin Sino-Microelectronics Co. Ltd. [Member]
Purchase of non-controlling interest shares	12
Percentage of acquisition	40.00%
SSMC [Member]
Cash balance	353	288
Dividend percentage to joint venture	38.80%
Dividend distribution	120	100
TSMC [Member]
Dividend distribution	47	39
Land [Member]
Property, Plant and Equipment Gross	60	59
December 31, 2014 [Member]
Decrease in depreciation	$ (26)